Finance income and expense - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net gains and losses on financial instruments
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	$ 107	$ 13	$ (9)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(38)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	306	177	54
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(1,251)	(1,004)	(837)
Fair value gains on debt and interest rate swaps	113	43	14
Derivatives related to debt instruments designated at fair value through profit or loss
Net gains and losses on financial instruments
Gains (losses) on change in fair value of derivatives	0	(1)	(25)
Debt instruments designated at fair value through profit or loss
Net gains and losses on financial instruments
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	$ 0	$ 7	$ 26